CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 9,721,225	$ 1,525,472	¥ 14,212,778
Restricted cash	27,736	4,352	133,196
Accounts receivable, net	933,444	146,478	746,013
Financing receivables, net	1,111,461	174,412	492,159
Short-term investment	2,845,319	446,493	3,690,402
Inventories	82,961	13,018	53,070
Advances to suppliers	667,855	104,801	589,042
Prepayments and other current assets	3,142,368	493,106	2,334,688
Amounts due from related parties	133,990	21,026	73,278
Total current assets	18,666,359	2,929,158	22,324,626
Investments in equity investees	3,730,448	585,389	3,224,463
Property and equipment, net	24,929,897	3,912,045	18,565,161
Land use rights, net	5,335,549	837,264	4,360,673
Intangible assets, net	35,634	5,592	41,832
Operating lease right-of-use assets	897,238	140,796	876,259
Goodwill	4,241,541	665,590	4,241,541
Deferred tax assets	934,848	146,698	720,561
Long-term investment	1,214,500	190,582	1,842,000
Long-term financing receivables, net	1,412,956	221,724	1,970,340
Other non-current assets	762,273	119,617	537,294
Amounts due from related parties-non current	611,100	95,895	500,000
TOTAL ASSETS	62,772,343	9,850,350	59,204,750
Current liabilities (including amounts of the consolidated VIE without recourse to ZTO Express (Cayman) Inc. See Note 2(b))
Short-term bank borrowings	3,458,717	542,748	1,432,929
Accounts payable	1,957,529	307,179	1,635,888
Notes payable	174,920	27,449	326,200
Advances from customers	1,226,549	192,472	1,119,666
Income tax payable	86,789	13,619	48,628
Amounts due to related parties	22,786	3,576	16,655
Operating lease liabilities, current	250,995	39,387	246,394
Acquisition consideration payable	22,942	3,600	22,942
Dividends payable	708	111	11,198
Other current liabilities	5,794,380	909,263	4,487,084
Total current liabilities	12,996,315	2,039,404	9,347,584
Non- current operating lease liabilities	556,091	87,263	502,481
Deferred tax liabilities	292,356	45,877	254,987
TOTAL LIABILITIES	13,844,762	2,172,544	10,105,052
Commitments and contingencies (Note 17)
Shareholders' equity
Ordinary shares ( US$0.0001 par value; 10,000,000,000 shares authorized; 855,301,115 shares issued and 828,869,972 shares outstanding as of December 31, 2020; 826,943,309 shares issued and 808,448,289 shares outstanding as of December 31, 2021)	535	84	553
Additional paid-in capital	28,229,026	4,429,750	30,613,948
Treasury shares, at cost (18,983,830 and 11,683,474 shares as of December 31, 2020 and 2021, respectively)	(2,067,009)	(324,359)	(2,578,870)
Retained earnings	22,716,799	3,564,762	21,038,753
Accumulated other comprehensive loss	(242,104)	(37,991)	(95,571)
ZTO Express (Cayman) Inc. shareholders' equity	48,637,247	7,632,246	48,978,813
Non-controlling interests	290,334	45,560	120,885
Total Equity	48,927,581	7,677,806	49,099,698
TOTAL LIABILITIES AND EQUITY	¥ 62,772,343	$ 9,850,350	¥ 59,204,750